Stock-based Compensation - 2023 Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value (in dollars per share)			$ 1.79
Unrecognized compensation expense	$ 8,886		$ 7,839
2023 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Merger, net of redemptions and transaction costs (in shares)	0	0	4,800,000	0
Number of shares reserved for issuance (in shares)	6,000,000		6,000,000
Plan effective period	10 years		10 years
Number of shares available for grant (in shares)	1,200,000		1,200,000